FINANCIAL INVESTORS TRUST

The Disciplined Growth Investors Fund
(the “Fund”)

SUPPLEMENT DATED DECEMBER 20, 2017 TO THE PROSPECTUS DATED
AUGUST 31, 2017, AS SUPPLEMENTED

Summary Section

Effective January 1, 2018, the minimum initial investment for the Fund disclosed under the section titled “PURCHASE AND SALE OF FUND SHARES” in the Summary section of the Fund’s Prospectus is deleted and replaced with the following:

The initial investment minimum for the Fund is either:

●	$10,000, no minimum for subsequent purchases

OR

●

$100 if an automatic monthly investment is established with monthly contributions of at least $100 until the account balance reaches $10,000, and the shareholder agrees to e-delivery of account statements and transaction confirmations.

In the event that the aforementioned monthly contributions lapse prior to the account balance reaching $10,000, the Fund reserves the right to liquidate the account and return proceeds to the shareholder, provided that the Fund also may, upon satisfactory demonstration of hardship, make exceptions to the liquidation policy in the event of a lapse in monthly contributions.

Prospectus

Effective January 1, 2018, the first sentence in the first paragraph in the sub-section “Investment Minimums” under the section titled “BUYING AND REDEEMING SHARES” of the Fund’s Prospectus is deleted and replaced with the following:

The initial investment minimum for the Fund is either:

●	$10,000, no minimum for subsequent purchases

OR

●

$100 if an automatic monthly investment is established with monthly contributions of at least $100 until the account balance reaches $10,000, and the shareholder agrees to e-delivery of account statements and transaction confirmations.

In the event that the aforementioned monthly contributions lapse prior to the account balance reaching $10,000, the Fund reserves the right to liquidate the account and return proceeds to the shareholder, provided that the Fund also may, upon satisfactory demonstration of hardship, make exceptions to the liquidation policy in the event of a lapse in monthly contributions.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE